Expense Example - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Industrials Portfolio - VIP Industrials Portfolio - Initial Class	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 67
3 years	211
5 years	368
10 years	$ 822